PRIVATE PLACEMENT (Details) - USD ($)	Sep. 30, 2025	Sep. 05, 2025	May 21, 2025
Class A ordinary shares
PRIVATE PLACEMENT
Number of shares called by each warrant			1
Private Placement Warrants
PRIVATE PLACEMENT
Price per warrant issued		$ 0.9
Private Placement Warrants | Class A ordinary shares
PRIVATE PLACEMENT
Exercise price	$ 11.5		$ 11.5
Number of shares called by each warrant	1		1
Private Placement Warrants | Private placement
PRIVATE PLACEMENT
Price per warrant issued			$ 0.9
Private Placement Warrants | Private placement | Underwriters
PRIVATE PLACEMENT
Warrants committed for purchase			2,222,222
Aggregate number of warrants			2,555,556
Price per warrant issued		0.9
Offering price of warrants			$ 2,000,000
Offering price of warrants that were committed			$ 2,300,000
Exercise price			$ 0.9
Private Placement Warrants | Private placement | Class A ordinary shares | Underwriters
PRIVATE PLACEMENT
Warrants committed for purchase			2,222,222
Sponsor | Private Placement Warrants | Private placement
PRIVATE PLACEMENT
Warrants committed for purchase			6,379,444
Aggregate number of warrants			7,046,111
Price per warrant issued		$ 0.9	$ 0.9
Offering price of warrants			$ 5,741,500
Offering price of warrants that were committed			$ 6,341,500